Share-Based Compensation (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Mar. 10, 2016 ILS (₪) ₪ / shares shares	Mar. 10, 2016 USD ($) shares	Aug. 04, 2015 shares	Jun. 25, 2018 ILS (₪) shares	Jun. 25, 2018 USD ($) $ / shares shares	Feb. 29, 2016 ILS (₪) Individuals ₪ / shares shares	Feb. 29, 2016 USD ($) Individuals shares	May 28, 2015 ILS (₪) ₪ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017	Oct. 29, 2017 ₪ / shares	Feb. 27, 2017 ₪ / shares	Mar. 10, 2016 $ / shares	Feb. 29, 2016 $ / shares	May 12, 2015 ₪ / shares	May 12, 2015 $ / shares	Jul. 31, 2014 ₪ / shares	Jul. 31, 2014 $ / shares	Feb. 28, 2013 $ / shares
Share-Based Compensation (Textual)
Directors' remuneration expense | ₪								₪ 80
Par value per share | ₪ / shares									₪ 0.0000001
Exercise price per share | ₪ / shares											₪ 1.5	₪ 1.5			₪ 1.5		₪ 0.9
Share options outstanding weighted average remaining contractual life									5 years 10 months 10 days	6 years 10 months 10 days
USD [Member]
Share-Based Compensation (Textual)
Exercise price per share | (per share)											₪ 0.38					$ 0.38		$ 0.23	$ 1.5
Board Member [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement | shares				130,710	130,710
Fair value of options granted | ₪				₪ 1,627
Description of share-based payment arrangement				Four years	Four years
Board Member [Member] | USD [Member]
Share-Based Compensation (Textual)
Fair value of options granted | $					$ 450
Exercise price per share | $ / shares					$ 3.45
Dr. Babecoff [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement | shares			5,929,503
Issued and paid up capital, percentage								2.50%
Officers and employees [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement | shares	3,780,000	3,780,000
Fair value of options granted | ₪	₪ 1,127
Description of share-based payment arrangement	The options are exercisable for ten years and vest over a period of three years from the date of grant.	The options are exercisable for ten years and vest over a period of three years from the date of grant.
Percentage of option exercise price	130.00%	130.00%
Fair value of options granted price per share | ₪ / shares	₪ 0.298
Number of share options exercisable | shares	3,780,000	3,780,000
Exercise price per share | ₪ / shares	₪ 0.298
External advisor [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement | shares	100,000	100,000
Fair value of options granted | ₪	₪ 22
Exercise price per share | $ / shares													$ 0.746
External advisor [Member] | USD [Member]
Share-Based Compensation (Textual)
Fair value of options granted | $		$ 6
Exercise price per share | $ / shares													$ 0.19
CEO [Member]
Share-Based Compensation (Textual)
Fair value of options granted | ₪								₪ 1,671
Issued and paid up capital, percentage								5.00%
Percentage of option exercise price								130.00%
Fair value of options granted price per share | ₪ / shares								₪ 0.28
Four external advisors [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement | shares						350,000	350,000
Fair value of options granted | ₪						₪ 84
Description of share-based payment arrangement						The options are exercisable for ten years and vest over a period of three years from the date of grant.	The options are exercisable for ten years and vest over a period of three years from the date of grant.
Number of individuals | Individuals						4	4
Exercise price per share | ₪ / shares						₪ 0.746
Four external advisors [Member] | USD [Member]
Share-Based Compensation (Textual)
Fair value of options granted | $							$ 22
Exercise price per share | $ / shares														$ 0.19
Plan [Member]
Share-Based Compensation (Textual)
Share-based payment of option vested period									10 years
Description of share-based payment arrangement									The options generally vest over a period of three or four years.